Contracts in Progress (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Contracts in Progress (Textual) [Abstract]
Contract cost and recognized income not yet billed on completed contracts	$ 5,949	$ 1,151